New and amended standards and interpretations - Financial assets (Details) - EUR (€) € in Millions	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Non-current financial investments			€ 816
Other non-current financial assets	€ 347	€ 373	215
Other current financial assets	306	243	302
Trade receivables	5,106	4,856	6,880
Current financial investments			911
Cash and cash equivalents		6,261	7,369	€ 7,497	€ 6,995
Deferred tax assets and liabilities
Deferred tax assets	4,591	4,911	4,582
Deferred tax liabilities	403	350	413
Shareholders' equity
Fair value and other reserve	842	1,063	1,094
Retained earnings.	1,345	€ (1,062)	1,147
Investments in private equity
Disclosure of financial assets [line items]
Non-current financial investments	679		679
Private Venture Funds
Shareholders' equity
Gain (loss) recognized upon adoption of IFRS 9	226
Restricted bank deposits
Disclosure of financial assets [line items]
Non-current financial investments			137
Other non-current financial assets	137
Non-current customer financing
Disclosure of financial assets [line items]
Other non-current financial assets	70		75
Other non-current financial assets | Fair value through profit or loss, initial recognition
Disclosure of financial assets [line items]
Other non-current financial assets	107		107
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Other non-current financial assets	33		33
Derivatives
Disclosure of financial assets [line items]
Other current financial assets	196		196
Shareholders' equity
Gain (loss) recognized upon adoption of IFRS 9	10
Current portion of customer financing
Disclosure of financial assets [line items]
Other current financial assets	84		84
Shareholders' equity
Gain (loss) recognized upon adoption of IFRS 9	(5)
Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	26		22
Trade receivables
Disclosure of financial assets [line items]
Trade receivables	6,834		6,880
Shareholders' equity
Gain (loss) recognized upon adoption of IFRS 9	(46)
Available-for-sale investments, liquid assets | Fair value through profit or loss, initial recognition
Disclosure of financial assets [line items]
Current financial investments	84
Available-for-sale investments, liquid assets | Fair value through other comprehensive income-Assets
Disclosure of financial assets [line items]
Current financial investments	823		911
Current financial investments | Fair value through profit or loss, initial recognition
Disclosure of financial assets [line items]
Cash and cash equivalents	1,962		1,962
Current financial investments | Amortized cost
Disclosure of financial assets [line items]
Cash and cash equivalents	5,407		€ 5,407
Fair value and other reserves
Shareholders' equity
Gain (loss) recognized upon adoption of IFRS 9	9
IFRS 9
Disclosure of financial assets [line items]
Non-current financial investments	(816)
Other non-current financial assets	132
Other current financial assets	4
Trade receivables	(46)
Current financial investments	(911)
Deferred tax assets and liabilities
Deferred tax assets	9
Deferred tax liabilities	(5)
Shareholders' equity
Fair value and other reserve	(252)
Retained earnings.	214
Change in classification
Deferred tax assets and liabilities
Deferred tax liabilities	(2)
Shareholders' equity
Fair value and other reserve	(210)
Retained earnings.	212
Change in classification | Restricted bank deposits
Disclosure of financial assets [line items]
Non-current financial investments	(137)
Other non-current financial assets	137
Change in classification | Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	4
Change in classification | Available-for-sale investments, liquid assets | Fair value through profit or loss, initial recognition
Disclosure of financial assets [line items]
Current financial investments	84
Change in classification | Available-for-sale investments, liquid assets | Fair value through other comprehensive income-Assets
Disclosure of financial assets [line items]
Current financial investments	(88)
Change in measurement
Deferred tax assets and liabilities
Deferred tax assets	9
Deferred tax liabilities	(3)
Shareholders' equity
Fair value and other reserve	(42)
Retained earnings.	2
Change in measurement | Non-current customer financing
Disclosure of financial assets [line items]
Other non-current financial assets	(5)
Change in measurement | Trade receivables
Disclosure of financial assets [line items]
Trade receivables	(46)
Beginning balance impact
Deferred tax assets and liabilities
Deferred tax liabilities	408
Shareholders' equity
Retained earnings.	€ 1,361